Income Taxes - Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Startup/Organizational Costs	$ 166,790	$ 37,594
Total deferred tax assets	166,790	37,594
Valuation Allowance	(166,790)	(37,594)
Deferred tax asset, net of allowance	$ 0	$ 0